Subsequent Event - Additional Information (Details) (Subsequent Event, USD $) In Millions, unless otherwise specified	0 Months Ended
Feb. 23, 2015
Senior Unsecured Bonds 8.25%
Subsequent Event [Line Items]
Long-term debt, non current	$ 286.5
Line of Credit | 2014 Revolving Credit Facility
Subsequent Event [Line Items]
Long-term Line of Credit	$ 180.0